Basis of Presentation and Summary of Significant Accounting Policies (Selected Financial Data of the VIEs) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Investment in Real Estate, Net	$ 409,327	$ 375,428
Total Assets	454,208	414,993
Total Debt	146,581	147,000
Total Liabilities	$ 151,893	$ 161,697